SHARE-BASED COMPENSATION - DSU and RSU Activity (Details) - Brookfield Corporation shares in Thousands	6 Months Ended
Dec. 31, 2022 $ / shares shares
Deferred Share Units Tracking To Brookfield Asset Management Ltd Share Price
Number of Units
Outstanding (in shares)	0
Transferred (in shares)	0
Granted and reinvested (in shares)	1,207
Exercised and cancelled (in shares)	0
Outstanding (in shares)	1,207
Deferred Share Units Tracking To BN Share Price
Number of Units
Outstanding (in shares)	0
Transferred (in shares)	6,011
Granted and reinvested (in shares)	56
Exercised and cancelled (in shares)	0
Outstanding (in shares)	6,067
RSUs
Number of Units
Outstanding (in shares)	0
Transferred (in shares)	5,488
Granted and reinvested (in shares)	0
Exercised and cancelled (in shares)	0
Outstanding (in shares)	5,488
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 0
Transferred (in dollars per share) | $ / shares	6.11
Granted and reinvested (in dollars per share) | $ / shares	0
Exercised and cancelled (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 6.11